Income Taxes (Details) - Schedule of reconciliation of the beginning and ending amounts of uncertain tax positions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the beginning and ending amounts of uncertain tax positions [Abstract]
Beginning balance	$ 850	$ 586
Additions based on tax positions related to the prior year	713	264
Reductions for tax positions of prior years
Ending balance	$ 1,563	$ 850